Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives for Property and Equipment	12 Months Ended
Dec. 31, 2023
Bakery production equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives for Property and Equipment [Line Items]
Estimated useful lives	5 years
Bakery production equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives for Property and Equipment [Line Items]
Estimated useful lives	8 years
Office equipment and furniture [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives for Property and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment and furniture [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives for Property and Equipment [Line Items]
Estimated useful lives	5 years
Automobiles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives for Property and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives for Property and Equipment [Line Items]
Leasehold improvement	Lesser of useful life and lease term